UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2006

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	August 1, 2006

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$70,308,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
Arch Capital       COM             G045A105         18505     311221          SOLE           0             311221
ACUSPHERE          COM             00511R870          524     152866          SOLE           0             152866
ALLIANCE DATA SYS  COM             018581108        14704     249987          SOLE           0             249987
Alttris Inc        COM             02148M100          333      18438          SOLE           0              18438
Avanir Pharma      COM             05348P401          156      22857          SOLE           0              22857
BIOENVISION        COM             09059N100          713     133681          SOLE           0             133681
Cotherix           COM             22163T103         1820     211379          SOLE           0             211379
DYNAVAX TECH       COM             268158102         4175    1006035          SOLE           0            1006035
EPICOR SOFTWARE    COM             29426L108          361      34324          SOLE           0              34324
Finisar            COM             31787A101         1308     400000          SOLE           0             400000
Ikanos Comm        COM             45173E105          112       7396          SOLE           0               7396
ILLINOIS TOOL WKS  COM             452308109        1900       40000          SOLE           0              40000
Intercontinental ExCOM             45865V100        1151       19873          SOLE           0              19873
Option Express HoldCOM             684010101         695       29797          SOLE           0              29797
PHARMION           COM             71715B409         796       46719          SOLE           0              46719
PHASE FORWARD      COM             71721R406         559       48500          SOLE           0              48500
Placer Sierra      COM             726079106        7670      330770          SOLE           0             330770
RIGEL PHARMA       COM             766559603        4733      486448          SOLE           0             486448
Seabright InsuranceCOM             811656107         216       13408          SOLE           0              13408
SOLEXA INC         COM             83420X105        1111      130689          SOLE           0             130689
TERCICA INC        COM             88078L105         914      172708          SOLE           0             172708
THRESHOLD PHARMA   COM             885807107          45       12917          SOLE           0              12917
VALUECLICK INC     COM             92046N102        1810     117900           SOLE           0             117900
VISTAPRINT LTD     COM             G93762204        5997     224283           SOLE           0             224283